Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	SharpLink Gaming Ltd.
Entity Central Index Key	0001025561
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Current Fiscal Year End Date	--12-31